15. Inventories	12 Months Ended
Dec. 31, 2018
Inventories Abstract
Inventories
	12.31.18	12.31.17
Current
Supplies and spare-parts	1,252,292	589,339
Advance to suppliers	7,507	60,241
Total inventories	1,259,799	649,580